INVESTMENT ADVISORY AGREEMENT

      AGREEMENT made as of September 1,
2017, by and between Highland Capital
Management Fund Advisors, L.P., a Delaware limited partnership (the "Adviser"), and Highland
Floating Rate Opportunities Fund II, a
Massachusetts business trust (the "Trust"), on behalf of its series, Highland Floating Rate
Opportunities Fund II (the "Fund").


      WHEREAS, the Trust is engaged in
business as an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended (the
"1940 Act"); and

      WHEREAS, the Adviser is engaged
principally in the business of rendering investment management services and is registered as an investment adviser under the Investment Advisers
Act of 1940, as amended;

      NOW, THEREFORE, WITNESSETH: That
it is hereby agreed between the parties hereto as follows:
      SECTION 1. Appointment of Adviser.

      The Trust hereby appoints the Adviser to act as manager and investment adviser to the Fund for the period and on the terms herein set forth. The
Adviser accepts such appointment and agrees to render the services herein set forth, for the compensation herein provided.

      SECTION 2. Duties of Adviser.

      The Adviser, at its own expense, shall
furnish the following services and facilities to the
Fund:

      (a) Investment Program. The
Adviser shall (i) furnish continuously an investment program for the Fund,
(ii) determine (subject to the overall
supervision and review of the Trust's Board of Trustees) the investments to be purchased, held, sold or exchanged by the Fund and the portion, if any, of the assets of the Fund to be held uninvested, (iii) make changes in the investments of the Fund and
(iv) vote, exercise consents and exercise all other rights pertaining to such investments.
The Adviser also shall manage, supervise and conduct the other affairs and business of the Fund and matters incidental thereto pursuant to a separate administration agreement with the Trust, subject always to the control of the Trust's Board of Trustees, and to the provisions of the organizational documents of the Trust, the Registration
Statement of the Trust with respect to the Fund and its shares of beneficial interest
("Shares"), including the Fund's Prospectus and Statement of Additional Information, and the 1940 Act, in each case as from time to time amended and in effect. Subject to the foregoing, the Adviser shall have the authority to engage, terminate and replace one or more sub-advisers in connection with the portfolio management of the Fund, which sub-advisers may be affiliates of the Adviser; provided, however, that the
Adviser shall remain responsible to the Trust with respect to its duties and obligations on behalf of the Fund set forth in this Agreement. The Adviser agrees to furnish advice and recommendations to the Fund and the Board with respect to the selection and continued employment of any sub-adviser(s) to provide investment advisory services for the portion(s) of the Fund's portfolio specified by the Adviser and on terms and conditions, including but not limited to the compensation payable to any such sub-adviser(s), approved in the manner provided by applicable law.

      (b) Portfolio Transactions. The
Adviser shall place all orders for the
purchase and sale of portfolio securities for the account of the Fund with brokers or dealers selected by the Adviser, although the Fund will pay the actual brokerage commissions on portfolio transactions in accordance with Section 3(d).

      In placing portfolio transactions for the Fund, it is recognized that the Adviser will give primary consideration to securing the most favorable price and efficient execution. Consistent with this policy, the Adviser may, to the extent permitted by Section 28(e) of the Securities
Exchange Act of 1934, consider the financial responsibility, research and investment information and other services provided by brokers or dealers who may effect or be a party to any such transaction or other transactions to which other clients of the Adviser may be a party. It is understood that neither the Fund nor the Adviser has adopted a formula for allocation of the Fund's investment transaction business. It is also understood that it is desirable for the Fund that the Adviser have access to supplemental investment and market research and security and economic analysis provided by brokers who may execute brokerage transactions at a higher cost to the Fund than would otherwise result when allocating brokerage transactions to other brokers on the basis of seeking the most favorable price and efficient execution. Therefore, the Adviser is authorized to place orders for the purchase and sale of securities for the Fund with such brokers, subject to review by the Trust's Board of Trustees from time to time with respect to the extent and continuation of this practice. It is understood that the services provided by such brokers may be useful or beneficial to the Adviser in connection with its services to other clients.

      On occasions when the Adviser deems the
purchase or sale of a security to be in the best interest of the Fund as well as other clients, the Adviser, to the extent permitted by applicable laws and regulations, may, but shall be under no obligation to, aggregate the securities to be so sold or purchased in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to such other clients.

      SECTION 3. Allocation of Expenses.

      Except for the services and facilities to be provided by the Adviser pursuant to a separate administration agreement with the Trust, the Fund assumes and shall pay all expenses for all other
Fund operations and activities, and shall reimburse the Adviser for any such expenses incurred by the Adviser. Unless the Prospectus or Statement of
Additional Information of the Fund provides otherwise, the expenses to be borne by the Fund shall include, without limitation:

      (a) all expenses of organizing the
Fund;

      (b) the charges and expenses of
any registrar, stock transfer or dividend disbursing agent, shareholder servicing agent, custodian or depository appointed by the Fund for the safekeeping of its cash, portfolio securities and other property, including the costs of servicing shareholder investment accounts, and bookkeeping, accounting and pricing services provided to the Fund (other than those utilized by the Adviser in providing the services described in Section 2);

      (c) the charges and expenses of
bookkeeping, accounting and auditors;

      (d) brokerage commissions and
other costs incurred in connection with
transactions in the portfolio securities of the Fund, including any portion of such commissions attributable to brokerage and research services as defined in Section 28(e) of the Securities Exchange Act of 1934;

      (e) taxes, including issuance and
transfer taxes, and trust registration, filing or other fees payable by the Fund to federal, state or other governmental agencies;

      (f) expenses, including the cost
of printing certificates, relating to the issuance of Shares of the Fund;

      (g) expenses involved in
registering and maintaining registrations of the Fund and of its Shares with the Securities and Exchange Commission
("SEC") and various states and other
jurisdictions, including reimbursement of actual expenses incurred by the Adviser or others in performing such functions for the Fund, and including compensation of persons who are employees of the Adviser, in proportion to the relative time spent on such matters;

      (h) expenses of shareholders'
and trustees' meetings, including meetings of committees, and of preparing, printing and mailing proxy statements, quarterly reports, if any, semi-annual reports, annual reports and other communications to existing shareholders;

      (i) expenses of preparing and
printing prospectuses and
marketing materials;

      (j) compensation and expenses
of trustees who are not affiliated with the Adviser;

      (k) charges and expenses of legal
counsel in connection with matters relating to the Fund, including, without limitation, legal services rendered in connection with the Fund's trust and financial structure and relations with its shareholders, issuance of Shares of the Fund and registration and qualification of Shares under federal, state and other laws;

      (l) the cost and expense of
maintaining the books and records of the Fund, including general ledger accounting;

      (m) insurance premiums on
fidelity, errors and omissions and other coverages, including the expense of obtaining and maintaining a fidelity bond as required by Section 17(g) of the 1940 Act which may also cover the Adviser;

      (n) expenses incurred in
obtaining and maintaining any surety bond or similar coverage with respect to securities of the Fund;

      (o) interest payable on Fund
borrowings;

      (p) such other non-recurring
expenses of the Fund as may arise, including expenses of actions, suits or proceedings to which the Trust on behalf of the Fund is a party and expenses resulting from the legal obligation that the Trust on behalf of the Fund may have to provide indemnity with respect thereto;

      (q) expenses and fees reasonably
incidental to any of the foregoing
specifically identified expenses; and

      (r) all other expenses permitted
by the Prospectus and Statement of
Additional Information of the Fund as being paid by the Fund.

      SECTION 4. Advisory Fee.

      In return for the services and facilities to be provided to the Fund by the Adviser as provided in
Section 2 hereof, the Fund will pay the Adviser a monthly fee, computed and accrued daily, based on an annual rate set forth in Exhibit A hereto of the Fund's "Average Daily Managed Assets," so long as the Adviser has not waived all or a portion of such compensation. "Average Daily Managed
Assets" of the Fund shall mean the average daily value of the total assets of the Fund, less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage). The Adviser may waive a portion of its fees. If this Agreement becomes effective subsequent to the first day of a month or shall terminate before the last day of a month, compensation for such month shall be computed in a manner consistent with the calculation of the fees payable on a monthly basis. Subject to the provisions of Section 5 below, the accrued fees will be payable monthly as promptly as possible after the end of each month during which this Agreement is in effect.

      SECTION 5. Reimbursements.

      The parties agree that they may negotiate from time to time for the Adviser to reimburse certain costs and expenses of the Fund. If such an agreement is in effect, the determination of whether reimbursement for such costs and expenses is due the Fund from the Adviser will be made on an accrual basis once monthly, and if it is so determined that such reimbursement is due, the accrued amount of such reimbursement that is due shall serve as an offset to the investment advisory fee payable monthly by the Fund to the Adviser pursuant to Section 4 hereof, and the amount to be paid by the Adviser to the Fund as soon as is practicable at the end of a fiscal year of the Fund shall be equal to the difference between the aggregate reimbursement due the Fund from the Adviser for that fiscal year and the aggregate offsets made by the Fund against the aggregate investment advisory fees payable to the Adviser pursuant to
Section 4 hereof for that fiscal year by virtue of such aggregate reimbursement. The foregoing limitation on reimbursement of costs and expenses shall exclude distribution and service fees, brokerage commissions, short sale dividend expense, taxes, deferred organization expenses and extraordinary expenses (as determined by the Board of the Trustees of the Fund in the exercise of its business judgment).

      SECTION 6. Indemnification.

      (a) The Trust hereby agrees to
indemnify the Adviser and each of the Adviser's partners, officers, employees, and agents (including any individual who serves at the Adviser's request as director, officer, partner, trustee or the like of another corporation) and controlling persons (each such person being an "Indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees (all as provided in accordance with applicable state law) reasonably incurred by such Indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth above in this paragraph or thereafter by reason of his having acted in any such capacity, except with respect to any matter as to which he shall have been adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust and furthermore, in the case of any criminal proceeding, so long as he had no reasonable cause to believe that the conduct was unlawful, provided, however, that (1) no Indemnitee shall be indemnified hereunder against any liability to the Trust or its shareholders or any expense of such Indemnitee arising by reason of
(i) willful misfeasance, (ii) bad faith, (iii) gross negligence (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "Disabling
Conduct"), (2) as to any matter disposed of by settlement or a compromise payment by such Indemnitee, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such settlement or compromise is in the best interests of the Trust and that such Indemnitee appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and did not involve Disabling Conduct by such Indemnitee and (3) with respect to any action, suit or other proceeding voluntarily prosecuted by any
Indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such Indemnitee was authorized by a majority of the full Board of Trustees of the Trust. Notwithstanding the foregoing, the Trust shall not be obligated to provide any such indemnification to the extent such provision would waive any right that the Trust cannot lawfully waive.

      (b) The Trust shall make advance
payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation of the Indemnitee's good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to reimburse the Trust unless it is subsequently determined that he is entitled to such indemnification and if the Trustees of the Trust determine that the facts then known to them would not preclude indemnification. In addition, at least one of the following conditions must be met: (1) the Indemnitee shall provide adequate security for his undertaking, (2) the Trust shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of Trustees of the Trust who are neither "interested persons" of the Trust (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding
("Disinterested Non-Party Trustees") or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Indemnitee ultimately will be found entitled to indemnification.

      (c) All determinations with respect to
indemnification hereunder shall be made (1) by a final decision on the merits by a court or other body of competent jurisdiction before whom the proceeding was brought that such Indemnitee is not liable by reason of Disabling Conduct or, (2) in the absence of such a decision, by (i) a majority vote of a quorum of the Disinterested Non-Party Trustees of the Trust, or (ii) if such a quorum is not obtainable or even if obtainable, if a majority vote of such quorum so directs, independent legal counsel in a written opinion.

      (d) Each Indemnitee shall, in the
performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust's officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or other person may also be a Trustee.

      (e) The rights accruing to any
Indemnitee under these provisions shall not exclude any other right to which he may be lawfully entitled.

      SECTION 7. Relations with the Fund.

      Subject to and in accordance with the
organizational documents of the Adviser and the Trust, as well as their policies and procedures and codes of ethics, it is understood that Trustees, officers, agents and shareholders of the Fund are or may be interested in the Adviser (or any successor thereof) as directors, officers or otherwise, that partners, officers and agents of the Adviser (or any successor thereof) are or may be interested in the Fund as Trustees, officers, agents, shareholders or otherwise, and that the Adviser (or any such successor thereof) is or may be interested in the Fund as a shareholder or otherwise.

      SECTION 8. Liability of Adviser.

      The Adviser shall not be liable to the Fund for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which this Agreement relates; provided, however, that no provision of this Agreement shall be deemed to protect the Adviser against any liability to the Fund or its shareholders to which it might otherwise be subject by reason of any Disabling Conduct nor shall any provision hereof be deemed to protect any trustee or officer of the Fund against any such liability to which he might otherwise be subject by reason of any Disabling
Conduct.

      SECTION 9. Duration and Termination of
this Agreement.

      (a) Duration. This Agreement shall
become effective on the date first set forth above, such date being the date on which this Agreement has been executed following: (1) the approval of the Trust's Board of Trustees, including approval by a vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Adviser or the Fund, cast in person at a meeting called for the purpose of voting on such approval;
and (2) the approval by a "vote of a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund. Unless terminated as herein provided, this Agreement shall remain in full force and effect until the date that is two years after the effective date of this Agreement. Subsequent to such initial period of effectiveness, this Agreement shall continue in full force and effect, subject to paragraph 9(c), so long as such continuance is approved at least annually (a) by either the Trust's
Board of Trustees or by a "vote of a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund and (b) in either event, by the vote of a majority of the Trustees of the Fund who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.

      (b) Amendment. No provision of this
Agreement may be amended, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the amendment, waiver, discharge or termination is sought. Any amendment of this Agreement shall be subject to the 1940 Act including the interpretation thereof that amendments that do not increase the compensation of the Adviser or otherwise fundamentally alter the relationship of the Trust with the Adviser do not require shareholder approval if approved by the requisite majority of the Trust's Trustees who are not "interested persons" (as defined in the 1940
Act) of the Trust.

      (c) Termination. This Agreement may
be terminated at any time, without payment of any penalty, by vote of the Trust's Board of Trustees, or by a "vote of a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund, or by the Adviser, in each case on not more than 60 days' nor less than 30 days' prior written notice to the other party.

      (d) Automatic Termination. This
Agreement shall automatically and immediately terminate in the event of its "assignment" (as defined in the 1940 Act).

      SECTION 10. Services Not Exclusive.

      The services of the Adviser to the Fund
hereunder are not to be deemed exclusive, and the Adviser (and its affiliates) shall be free to render similar services to others so long as its services hereunder are not impaired thereby; provided, however, that the Adviser will undertake no activities that, in its reasonable good faith judgment, will adversely affect the performance of its obligations under this Agreement. In addition, the parties may enter into other agreements pursuant to which the Adviser provides administrative or other, non-investment advisory services to the Fund, and the Adviser may be compensated for such other services.

      SECTION 11. Notices.

      Notices under this Agreement shall be in writing and shall be addressed, and delivered or mailed postage prepaid, to the other party at such address as such other party may designate from time to time for the receipt of such notices. Until further notice to the other party, the address of each party to this Agreement for this purpose shall be 200
Crescent Court, Suite 700, Dallas, Texas 75201.

      SECTION 12. Governing Law; Severability;
Counterparts.

      This Agreement shall be construed in
accordance with the laws of the State of Delaware and the applicable provisions of the 1940 Act. To the extent that applicable law of the State of Delaware, or any of the provisions herein, conflict with applicable provisions of the 1940 Act, the latter shall control. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This
Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument.

      SECTION 13. Use of the Name Highland.

      The Adviser has consented to the use by the Trust of the name or identifying word "Highland" in the name of the Trust. Such consent is conditioned upon the employment of the Adviser as the investment adviser to the Trust. The name or identifying word "Highland" may be used from time to time in other connections and for other purposes by the Adviser and any of its affiliates. The
Adviser may require the Trust to cease using
"Highland" in the name of the Trust if the Trust ceases to employ, for any reason, the Adviser, any successor thereto or any affiliate thereof as investment adviser of the Trust.

      SECTION 14. Miscellaneous.

      The Adviser agrees to advise the Fund of any change of its membership (which shall mean its general partner) within a reasonable time after such change. If the Adviser enters into a definitive agreement that would result in a change of control
(within the meaning of the 1940 Act) of the Adviser, it agrees to give the Fund the lesser of 60 days' written notice and such notice as is reasonably practicable before consummating the transaction.

      Where the effect of a requirement of the 1940 Act reflected in or contemplated by any provisions of this Agreement is altered by a rule, regulation or order of the SEC, whether of special or general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.



      IN WITNESS WHEREOF, the parties
hereto have caused this Agreement to be executed as of the date first set forth above.

HIGHLAND FLOATING RATE
OPPORTUNITIES FUND II

By:/s/ Dustin Norris
Name: Dustin Norris
Title:	Assistant Secretary


HIGHLAND CAPITAL MANAGEMENT FUND
ADVISORS, L.P.

By:STRAND ADVISORS XVI, INC.,
its general partner


By:/s/ Frank Waterhouse
Name: Frank Waterhouse
Title: Treasurer



EXHIBIT A



Highland Floating Rate Opportunities
Fund II


Breakpoint        Advisory Fee

First $1 billion   0.65%

Next $2 billion    0.60%

Over $2 billion    0.55%